Cover	May 30, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 28, 2025
Entity Registrant Name	KORE Group Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40856
Entity Tax Identification Number	86-3078783
Entity Address, Address Line One	1155 Perimeter Center West,
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	Atlanta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30338
City Area Code	877
Local Phone Number	710-5673
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	KORE
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001855457
Amendment Flag	false